UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Laurie D. Neat

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Investment Company of America®

Investment portfolio

September 30, 2018

unaudited

Common stocks 94.72% Energy 9.47%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	3,500,000	$118,405
Canadian Natural Resources, Ltd. (CAD denominated)	18,873,575	616,626
Chesapeake Energy Corp.1	20,000,000	89,800
Chevron Corp.	5,381,000	657,989
Concho Resources Inc.1	6,198,000	946,744
Enbridge Inc.	2,014,172	65,038
Eni SpA	11,785,561	222,797
EOG Resources, Inc.	14,335,200	1,828,741
Exxon Mobil Corp.	19,001,835	1,615,536
Halliburton Co.	8,542,921	346,244
Kinder Morgan, Inc.	7,831,000	138,844
Noble Energy, Inc.2	27,031,023	843,098
ONEOK, Inc.	2,650,000	179,643
Plains GP Holdings, LP, Class A	3,724,164	91,354
Royal Dutch Shell PLC, Class B	6,355,000	222,733
Royal Dutch Shell PLC, Class B (ADR)	3,250,000	230,522
Schlumberger Ltd.	4,065,000	247,640
Southwestern Energy Co.1	13,490,342	68,936
Suncor Energy Inc.	8,121,292	314,251
TOTAL SA	5,701,556	369,649
TransCanada Corp.	3,038,579	122,940
		9,337,530
Materials 3.07%
BHP Billiton PLC	10,251,000	223,292
DowDuPont Inc.	7,566,000	486,569
Freeport-McMoRan Inc.	24,824,099	345,551
Glencore PLC	15,139,000	65,452
International Flavors & Fragrances Inc.	1,358,853	189,044
PPG Industries, Inc.	1,743,000	190,213
Praxair, Inc.	5,099,600	819,659
Rio Tinto PLC	7,813,000	395,118
Vale SA, ordinary nominative (ADR)	20,684,215	306,954
		3,021,852
Industrials 8.30%
3M Co.	1,000,000	210,710
Airbus SE, non-registered shares	3,250,000	408,208
BAE Systems PLC	37,147,000	304,933
Boeing Co.	1,280,000	476,032
CSX Corp.	18,203,602	1,347,977
Cummins Inc.	2,469,500	360,720
General Dynamics Corp.	8,144,000	1,667,240
General Electric Co.	24,275,000	274,065
Illinois Tool Works Inc.	3,800,000	536,256
Johnson Controls International PLC	7,469,000	261,415
Lockheed Martin Corp.	1,250,000	432,450

The Investment Company of America — Page 1 of 8

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Nielsen Holdings PLC	12,971,480	$358,791
Northrop Grumman Corp.	400,000	126,948
Rolls-Royce Holdings PLC1	37,116,000	477,674
Union Pacific Corp.	2,055,568	334,708
United Technologies Corp.	4,336,852	606,335
		8,184,462
Consumer discretionary 12.76%
Amazon.com, Inc.1	1,316,100	2,636,148
Booking Holdings Inc.1	119,304	236,699
CBS Corp., Class B	16,386,800	941,422
Comcast Corp., Class A	9,193,034	325,525
Discovery, Inc., Class A1	2,070,000	66,240
Discovery, Inc., Class C1	6,430,000	190,199
General Motors Co.	8,924,300	300,481
Harley-Davidson, Inc.	2,080,599	94,251
Hasbro, Inc.2	7,618,390	800,845
Home Depot, Inc.	7,120,000	1,474,908
Las Vegas Sands Corp.	2,000,000	118,660
Lowe’s Companies, Inc.	11,751,000	1,349,250
Marriott International, Inc., Class A	3,647,700	481,606
McDonald’s Corp.	4,200,000	702,618
Netflix, Inc.1	769,300	287,818
Newell Brands Inc.	3,690,000	74,907
NIKE, Inc., Class B	11,178,900	947,077
PUMA SE	10,033	4,951
Starbucks Corp.	3,457,500	196,524
TJX Companies, Inc.	1,500,000	168,030
Toyota Motor Corp.	4,000,000	249,780
Twenty-First Century Fox, Inc., Class A	2,500,000	115,825
Viacom Inc., Class B	15,905,292	536,963
YUM! Brands, Inc.	3,074,672	279,519
		12,580,246
Consumer staples 10.39%
Altria Group, Inc.	34,015,000	2,051,445
British American Tobacco PLC	33,853,400	1,581,643
British American Tobacco PLC (ADR)	3,597,865	167,768
Coca-Cola Co.	23,950,000	1,106,251
Costco Wholesale Corp.	1,000,000	234,880
Hormel Foods Corp.	2,934,000	115,600
Imperial Brands PLC	7,951,000	276,805
Kellogg Co.	2,484,000	173,930
Kraft Heinz Co.	6,124,722	337,533
Lamb Weston Holdings, Inc.2	9,480,377	631,393
Nestlé SA	7,662,698	638,844
PepsiCo, Inc.	4,420,000	494,156
Pernod Ricard SA	1,897,000	311,215
Philip Morris International Inc.	21,383,300	1,743,594
Walgreens Boots Alliance, Inc.	5,207,000	379,590
		10,244,647

The Investment Company of America — Page 2 of 8

unaudited

Common stocks Health care 17.84%	Shares	Value (000)
Abbott Laboratories	33,358,000	$2,447,143
AbbVie Inc.	57,880,449	5,474,333
Amgen Inc.	10,502,639	2,177,092
Daiichi Sankyo Co., Ltd.	15,595,000	675,985
Express Scripts Holding Co.1	3,745,000	355,812
Gilead Sciences, Inc.	20,555,591	1,587,097
Humana Inc.	1,125,000	380,835
Illumina, Inc.1	1,100,000	403,766
Johnson & Johnson	600,000	82,902
Medtronic PLC	1,225,000	120,503
Merck & Co., Inc.	3,790,000	268,863
Novartis AG	4,334,000	372,722
Pfizer Inc.	1,140,000	50,240
Stryker Corp.	3,691,917	655,980
Teva Pharmaceutical Industries Ltd. (ADR)	22,442,300	483,407
Thermo Fisher Scientific Inc.	2,816,000	687,329
UnitedHealth Group Inc.	5,142,997	1,368,243
		17,592,252
Financials 6.70%
AIA Group Ltd.	4,950,000	44,199
American International Group, Inc.	17,339,351	923,147
Banco Santander, SA	7,440,000	37,451
Bank of Montreal	2,343,478	193,299
Barclays PLC	86,839,411	194,432
Berkshire Hathaway Inc., Class B1	4,050,000	867,145
BNP Paribas SA	3,483,289	213,174
Charles Schwab Corp.	7,813,000	384,009
Chubb Ltd.	1,750,000	233,870
CME Group Inc., Class A	1,145,000	194,890
HSBC Holdings PLC (ADR)	1,549,479	68,162
HSBC Holdings PLC (GBP denominated)	4,933,118	43,067
JPMorgan Chase & Co.	6,850,000	772,954
Marsh & McLennan Companies, Inc.	2,500,000	206,800
PNC Financial Services Group, Inc.	3,150,000	428,998
Société Générale	3,915,000	168,048
UBS Group AG	13,861,000	218,917
Wells Fargo & Co.	19,155,800	1,006,829
Willis Towers Watson PLC	2,875,000	405,202
		6,604,593
Information technology 21.06%
Accenture PLC, Class A	6,010,000	1,022,902
Alphabet Inc., Class A1	1,691,300	2,041,534
Alphabet Inc., Class C1	1,465,559	1,749,101
Amphenol Corp., Class A	2,455,000	230,819
Apple Inc.	2,908,200	656,497
ASML Holding NV	1,883,773	351,913
Broadcom Inc.	6,371,500	1,572,040
Cisco Systems, Inc.	4,766,000	231,866
Facebook, Inc., Class A1	16,732,800	2,751,876
Intel Corp.	33,058,000	1,563,313
Intuit Inc.	455,000	103,467
Mastercard Inc., Class A	2,800,000	623,308
Microsoft Corp.	33,728,273	3,857,503

The Investment Company of America — Page 3 of 8

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
QUALCOMM Inc.	16,286,800	$1,173,138
salesforce.com, inc.1	495,000	78,720
Samsung Electronics Co., Ltd.	15,900,000	665,815
Skyworks Solutions, Inc.	3,550,000	322,021
Symantec Corp.	4,057,890	86,352
Texas Instruments Inc.	9,436,983	1,012,494
Western Union Co.2	24,634,600	469,535
Xilinx, Inc.	2,500,000	200,425
		20,764,639
Telecommunication services 2.31%
AT&T Inc.	10,000,003	335,800
BT Group PLC	40,331,000	118,434
CenturyLink, Inc.	5,227,000	110,812
Verizon Communications Inc.	29,698,792	1,585,619
Vodafone Group PLC	60,000,000	128,646
		2,279,311
Utilities 1.53%
American Electric Power Co., Inc.	2,625,088	186,066
Dominion Energy, Inc.	7,723,824	542,831
Edison International	4,920,600	333,026
Exelon Corp.	3,300,000	144,078
NextEra Energy, Inc.	300,000	50,280
Sempra Energy	2,259,139	256,977
		1,513,258
Real estate 0.38%
American Tower Corp. REIT	1,699,298	246,908
SBA Communications Corp. REIT1	769,737	123,643
		370,551
Miscellaneous 0.91%
Other common stocks in initial period of acquisition		897,172
Total common stocks (cost: $62,496,602,000)		93,390,513
Convertible stocks 0.02% Energy 0.02%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	597,000	19,850
Total convertible stocks (cost: $23,524,000)		19,850
Bonds, notes & other debt instruments 0.07% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%	Principal amount (000)
U.S. Treasury 2.75% 2023	$70,360	69,786
Total bonds, notes & other debt instruments (cost: $70,082,000)		69,786

The Investment Company of America — Page 4 of 8

unaudited

Short-term securities 5.07%	Principal amount (000)	Value (000)
Apple Inc. 2.06%–2.16% due 10/19/2018–12/4/20183	$103,000	$102,719
CAFCO, LLC 2.25%–2.26% due 11/27/2018–12/10/20183	75,000	74,677
CHARTA, LLC 2.18%–2.27% due 10/22/2018–11/13/20183	100,000	99,785
Emerson Electric Co. 1.98%–2.01% due 10/2/2018–10/4/20183	85,000	84,976
ExxonMobil Corp. 2.04%–2.09% due 10/9/2018–10/22/2018	200,000	199,781
Federal Farm Credit Bank 1.95% due 10/16/2018	32,200	32,171
Federal Home Loan Bank 1.92%–2.15% due 10/2/2018–12/19/2018	2,182,700	2,178,777
Freddie Mac 2.02%–2.09% due 11/5/2018–11/20/2018	75,000	74,800
IBM Credit LLC 2.10%–2.14% due 10/16/2018–11/13/20183	100,000	99,805
Jupiter Securitization Co., LLC 2.30% due 11/27/20183	34,100	33,969
Kimberly-Clark Corp. 2.05% due 10/12/20183	12,900	12,889
Merck & Co. Inc. 1.99% due 10/1/20183	50,000	49,991
Pfizer Inc. 2.10%–2.11% due 10/11/2018–10/15/20183	106,200	106,100
Simon Property Group, LP 2.15% due 11/7/20183	20,000	19,951
U.S. Treasury Bills 1.92%–2.18% due 10/11/2018–2/7/2019	1,699,000	1,692,891
United Parcel Service Inc. 2.05% due 10/15/20183	50,000	49,950
Wal-Mart Stores, Inc. 2.07%–2.08% due 10/22/2018–10/23/20183	80,000	79,881
Total short-term securities (cost: $4,993,682,000)		4,993,113
Total investment securities 99.88% (cost: $67,583,890,000)		98,473,262
Other assets less liabilities 0.12%		120,605
Net assets 100.00%		$98,593,867

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2018 (000)
Common stocks 2.78%
Energy 0.85%
Noble Energy, Inc.	19,908,889	7,122,134	—	27,031,023	$—	$66,360	$7,669	$843,098
Consumer discretionary 0.81%
Hasbro, Inc.	2,000,000	5,618,390	—	7,618,390	—	115,429	8,839	800,845
Consumer staples 0.64%
Lamb Weston Holdings, Inc.	9,502,013	836,827	858,463	9,480,377	32,053	64,225	5,288	631,393
Avon Products, Inc.1,4	25,493,441	—	25,493,441	—	(97,688)	83,326	—	—
								631,393
Information technology 0.48%
Western Union Co.	31,972,600	—	7,338,000	24,634,600	15,092	(9,312)	14,042	469,535
Total 2.78%					$(50,543)	$320,028	$35,838	$2,744,871

The Investment Company of America — Page 5 of 8

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $814,693,000, which represented .83% of the net assets of the fund.
4	Unaffiliated issuer at 9/30/2018.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related

The Investment Company of America — Page 6 of 8

unaudited

securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$9,337,530	$—	$—	$9,337,530
Materials	3,021,852	—	—	3,021,852
Industrials	8,184,462	—	—	8,184,462
Consumer discretionary	12,580,246	—	—	12,580,246
Consumer staples	10,244,647	—	—	10,244,647
Health care	17,592,252	—	—	17,592,252
Financials	6,604,593	—	—	6,604,593
Information technology	20,764,639	—	—	20,764,639
Telecommunication services	2,279,311	—	—	2,279,311
Utilities	1,513,258	—	—	1,513,258
Real estate	370,551	—	—	370,551
Miscellaneous	897,172	—	—	897,172
Convertible stocks	19,850	—	—	19,850
Bonds, notes & other debt instruments	—	69,786	—	69,786
Short-term securities	—	4,993,113	—	4,993,113
Total	$93,410,363	$5,062,899	$—	$98,473,262

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds

The Investment Company of America — Page 7 of 8

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

© 2018 Capital Group. All rights reserved.

MFGEFPX-004-1118O-S66113	The Investment Company of America — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

By /s/Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: November 28, 2018